DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 6 -DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of September 30, 2023, in the amount of $4,203,788 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of September 30, 2023.

Debt Derivative Liabilities
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	477,414
Change in derivative liabilities from conversion of notes payable	(728,143)
Change in fair value of derivative liabilities at end of period – derivative expense (gain)	(367,881)
Balance, September 30, 2023	$4,203,788

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of September 30, 2023, the Company marked to market the fair value of the debt derivatives and determined a fair value of $42,037,882 ($4,093,369 from the convertible notes and $110,419 from warrants) in Note 5 (2) above. The Company recorded an expense from change in fair value of debt derivatives of $367,881 for the nine months ended September 30, 2023. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 133.5% to 191.5%, (3) weighted average risk-free interest rate of 4.80% to 5.50% (4) expected life of 0.50 to 3.58 years, and (5) the quoted market price of $0.001 for the Company’s common stock.

NOTE 6 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of December 31, 2022, in the amount of $4,822,398 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2022.

Debt Derivative Liabilities
Balance, December 31, 2020	$5,265,139
Change in derivative liabilities from conversion of notes payable	1,902,897)
Change in derivative liabilities from the Odyssey conversion to a term loan	(6,662,027)
Change in fair value of derivative liabilities at end of period – derivative expense	3,536,901)
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of December 31, 2022, the Company marked to market the fair value of the debt derivatives and determined a fair value of $4,822,398 ($4,634,653 from the convertible notes and $187,745 from the warrants) in Note 8. The Company recorded an expense of $650,071 and $3,536,901 from change in fair value of debt derivatives for the years ended December 31, 2022 and 2021, respectively. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 215.6% to 267.8%, (3) weighted average risk-free interest rate of 4.11% to 4.76% (4) expected life of 0.50 to 4.08 years, and (5) the quoted market price of $0.002 for the Company’s common stock.

See Financing lease arrangements in Note 9.